Expense Example, No Redemption - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	151
3 Years	468
5 Years	808
10 Years	1,579
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	621
5 Years	785
10 Years	1,259
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542